IMPAIRMENT OF ASSETS - Results of Tests Performed, Sensitivity Analysis and Key Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying amount allocated to the asset group:
Goodwill	$ 107,677	$ 107,714
Sensitivity analysis performed using reasonably possible changes in key assumptions
Income tax rate	28.40%	28.40%	28.80%
T&F Group
Carrying amount allocated to the asset group:
Goodwill	$ 101,846	$ 101,769
Intangible assets with indefinite useful lives	14,359	13,841
Results of test performed as of December 31, 2019:
Recoverable amount	$ 1,358,859	$ 1,428,909
Annual revenue growth rate year 1	1.30%	13.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	1.30%	10.10%
Annual revenue growth rate year 2	0.00%	0.00%
Annual revenue growth rate year 3	0.00%	0.00%
Annual revenue growth rate year 4	0.00%	0.00%
Annual revenue growth rate thereafter	0.00%	0.00%
Discount rate	8.80%	8.80%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.30%	2.50%
Income tax rate	28.00%	25.00%
Discount rate	11.00%	11.00%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	1.00%	1.00%
Income tax rate	35.00%	35.00%
T&F Group | Bottom of range
Results of test performed as of December 31, 2019:
Annual revenue growth rate year 2	2.30%	2.50%
Annual revenue growth rate year 3	2.30%	2.50%
Annual revenue growth rate year 4	2.30%	2.50%
Annual revenue growth rate thereafter	2.30%	2.50%
T&F Group | Top of range
Results of test performed as of December 31, 2019:
Annual revenue growth rate year 2	3.10%	3.30%
Annual revenue growth rate year 3	3.10%	3.30%
Annual revenue growth rate year 4	3.10%	3.30%
Annual revenue growth rate thereafter	3.10%	3.30%
ECP CGU
Carrying amount allocated to the asset group:
Goodwill	$ 5,831	$ 5,945
Intangible assets with indefinite useful lives	0	0
Results of test performed as of December 31, 2019:
Recoverable amount	$ 255,258	$ 188,736
Annual revenue growth rate year 1	6.30%	32.80%
Annual revenue growth rate year 2	2.80%	7.60%
Annual revenue growth rate year 3	2.50%	2.50%
Annual revenue growth rate year 4	2.50%	2.50%
Annual revenue growth rate thereafter	2.50%	2.50%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	6.30%	30.50%
Annual revenue growth rate year 2	1.00%	3.60%
Annual revenue growth rate year 3	1.00%	1.00%
Annual revenue growth rate year 4	1.00%	1.00%
Annual revenue growth rate thereafter	1.00%	1.00%
Discount rate	11.60%	11.60%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.50%	2.50%
Income tax rate	27.00%	27.00%
Discount rate	12.60%	13.10%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	1.00%	1.00%
Income tax rate	37.00%	37.00%